Income Taxes Income Taxes-Summary of Operating Loss Carryforwards (Detail) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 96,026	$ 74,456	$ 98,736
Valuation Allowances and Reserves, Deductions	(6,212)	16,401	(22,951)
Valuation Allowances and Reserves, Charged to Cost and Expense	0	5,169	(1,329)
Balance at End of Period	89,814	96,026	74,456
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	3,824
Valuation Allowances and Reserves, Deductions	(324)
Valuation Allowances and Reserves, Charged to Cost and Expense	0
Balance at End of Period	3,500
Foreign Tax Authority [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	92,202
Valuation Allowances and Reserves, Deductions	(5,888)
Valuation Allowances and Reserves, Charged to Cost and Expense	0
Balance at End of Period	$ 86,314